FLOW-THROUGH SHARE PREMIUM LIABILITY (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Statement [Line Items]
Beginning balance	$ 1,042
Settlement of flow-through share premium liability upon incurring eligible expenditures	(1,576)
Liability incurred for flow-through shares issued June 23, 2023	1,759
Ending balance	1,225
August 26, 2022 [Member]
Statement [Line Items]
Beginning balance	872
Settlement of flow-through share premium liability upon incurring eligible expenditures	(872)
Liability incurred for flow-through shares issued June 23, 2023	0
Ending balance	0
September 2, 2022 [Member]
Statement [Line Items]
Beginning balance	170
Settlement of flow-through share premium liability upon incurring eligible expenditures	(170)
Liability incurred for flow-through shares issued June 23, 2023	0
Ending balance	0
June 23, 2023 [Member]
Statement [Line Items]
Beginning balance	0
Settlement of flow-through share premium liability upon incurring eligible expenditures	(534)
Liability incurred for flow-through shares issued June 23, 2023	1,759
Ending balance	$ 1,225